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                  [DIVERSIFIED INVESTMENT ADVISORS LETTERHEAD]


October 29, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     The Diversified Investors Funds Group
        Pre-Effective Amendment No. 6 to Registration
        Statement on form N-1A under Securities Act File No. 33-61810 and Post Effective Amendment No. 7 to Registration Statement on Form N-1A under the Investment Company Act File No. 811-7674

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Diversified Investors Funds Group hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 (under the 1933 Act) and Post Effective Amendment No. 7 (under the 1940 Act) to its Registration Statement on Form N-1A and

2. the text of Post-Effective Amendment Nos. 6 and 7 to Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 30, 1996.

Very truly yours,

/s/ CATHERINE A. MOHR
----------------------
Catherine A. Mohr
Vice President